Note 5 - Allowance for Loan Losses and Credit Quality Disclosure (Details) - Allowance for Credit Losses on Financing Receivables (USD $)	3 Months Ended											9 Months Ended		12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Allowance for credit losses:
Allowance for credit losses, balance	$ 6,268,940	$ 6,023,282	$ 7,151,212	$ 6,693,043	$ 6,257,420	$ 5,881,942	$ 5,534,450				$ 5,762,712	$ 7,151,212	$ 5,534,450	$ 5,534,450	$ 5,762,712
Allowance for credit losses, individually evaluated for impairment	1,711,659			1,292,063				558,956				1,711,659		1,292,063	558,956
Allowance for credit losses, collectively evaluated or impairment	5,108,521			5,859,149				4,975,494				5,108,521		5,859,149	4,975,494
Provision for loan losses	539,998	236,667	0	499,998	499,998	549,998	599,998	1,274,998	608,332	275,000	399,998	776,664	1,649,994	2,149,992	2,558,328
Loans charged off	(2,068)	0	(1,136,825)		(64,375)	(175,893)	(261,336)							(548,091)	(2,799,482)
Recoveries of loans charged off	13,310	8,991	8,895		0	1,373	8,830							14,861	12,892
Allowance for credit losses, balance	6,820,180	6,268,940	6,023,282	7,151,212	6,693,043	6,257,420	5,881,942	5,534,450				6,820,180	6,693,043	7,151,212	5,534,450
Loans receivables:
Loans receivables, balance	362,549,473			521,814,110				475,431,771				362,549,473		521,814,110	475,431,771
Loans receivables, individually evaluated for impairment	11,527,510			7,890,200				3,765,360				11,527,510		7,890,200	3,765,360
Loans receivables, collectively evaluated for impairment	351,021,963			513,923,910				471,666,411				351,021,963		513,923,910	471,666,411
Construction [Member]
Allowance for credit losses:
Allowance for credit losses, balance	1,212,578	1,210,289	1,990,292		1,647,605	1,242,949	1,054,695				1,744,068	1,990,292	1,054,695	1,054,695	1,744,068
Allowance for credit losses, individually evaluated for impairment	0			569,579				0				0		569,579	0
Allowance for credit losses, collectively evaluated or impairment	1,208,023			1,420,713				1,054,695				1,208,023		1,420,713	1,054,695
Provision for loan losses	(4,555)	1,872	(218,010)		208,440	429,656	217,501							989,844	1,663,459
Loans charged off	0	0	(561,993)		0	(25,000)	(32,650)							(57,650)	(2,361,783)
Recoveries of loans charged off	0	417	0		0	0	3,403							3,403	8,951
Allowance for credit losses, balance	1,208,023	1,212,578	1,210,289	1,990,292	1,856,045	1,647,605	1,242,949	1,054,695				1,208,023	1,856,045	1,990,292	1,054,695
Loans receivables:
Loans receivables, balance	43,233,736			55,691,393				49,285,783				43,233,736		55,691,393	49,285,783
Loans receivables, individually evaluated for impairment	1,015,112			2,842,031				140,055				1,015,112		2,842,031	140,055
Loans receivables, collectively evaluated for impairment	42,218,624			52,849,362				49,145,728				42,218,624		52,849,362	49,145,728
Commercial [Member]
Allowance for credit losses:
Allowance for credit losses, balance							934,642				971,994		934,642	934,642	971,994
Allowance for credit losses, individually evaluated for impairment	235,027			253,598				283,424				235,027		253,598	283,424
Allowance for credit losses, collectively evaluated or impairment	796,580			719,191				651,218				796,580		719,191	651,218
Provision for loan losses														191,897	262,110
Loans charged off														(165,026)	(303,403)
Recoveries of loans charged off														11,276	3,941
Allowance for credit losses, balance	1,031,607			972,789				934,642				1,031,607		972,789	934,642
Loans receivables:
Loans receivables, balance	65,724,407			57,865,436				50,784,674				65,724,407		57,865,436	50,784,674
Loans receivables, individually evaluated for impairment	701,035			906,526				952,156				701,035		906,526	952,156
Loans receivables, collectively evaluated for impairment	65,023,372			56,958,910				49,832,518				65,023,372		56,958,910	49,832,518
Commercial Real Estate Other Receivable [Member]
Allowance for credit losses:
Allowance for credit losses, balance	2,451,856	2,130,197	2,262,221		2,304,010	1,838,882	1,597,702				1,723,865	2,262,221	1,597,702	1,597,702	1,723,865
Allowance for credit losses, individually evaluated for impairment	1,476,632			447,193				186,055				1,476,632		447,193	186,055
Allowance for credit losses, collectively evaluated or impairment	1,587,616			1,815,028				1,411,647				1,587,616		1,815,028	1,411,647
Provision for loan losses	612,392	321,659	245,769		86,278	464,946	241,180							775,199	8,133
Loans charged off	0	0	(384,688)		(64,375)	0	0							(110,862)	(134,296)
Recoveries of loans charged off	0	0	6,895		0	182	0							182	0
Allowance for credit losses, balance	3,064,248	2,451,856	2,130,197	2,262,221	2,325,913	2,304,010	1,838,882	1,597,702				3,064,248	2,325,913	2,262,221	1,597,702
Loans receivables:
Loans receivables, balance	96,476,718			102,412,694				99,636,976				96,476,718		102,412,694	99,636,976
Loans receivables, individually evaluated for impairment	9,646,821			3,952,546				1,934,120				9,646,821		3,952,546	1,934,120
Loans receivables, collectively evaluated for impairment	86,829,897			98,460,148				97,702,856				86,829,897		98,460,148	97,702,856
Mortgage Warehouse Lines [Member]
Allowance for credit losses:
Allowance for credit losses, balance	928,699	990,738	1,420,638		1,153,883	1,006,605	1,122,056				763,092	1,420,638	1,122,056	1,122,056	763,092
Allowance for credit losses, individually evaluated for impairment	0			0				0				0		0	0
Allowance for credit losses, collectively evaluated or impairment	672,671			1,420,638				1,122,056				672,671		1,420,638	1,122,056
Provision for loan losses	(256,028)	(62,039)	(429,900)		102,771	147,278	(115,451)							298,582	358,964
Loans charged off	0	0	0		0	0	0							0	0
Recoveries of loans charged off	0	0	0		0	0	0							0	0
Allowance for credit losses, balance	672,671	928,699	990,738	1,420,638	1,256,654	1,153,883	1,006,605	1,122,056				672,671	1,256,654	1,420,638	1,122,056
Loans receivables:
Loans receivables, balance	134,534,202			284,127,530				249,345,831				134,534,202		284,127,530	249,345,831
Loans receivables, individually evaluated for impairment	0			0				0				0		0	0
Loans receivables, collectively evaluated for impairment	134,534,202			284,127,530				249,345,831				134,534,202		284,127,530	249,345,831
Residential Real Estate [Member]
Allowance for credit losses:
Allowance for credit losses, balance	92,733	112,365	112,103		122,510	239,573	91,076				67,828	112,103	91,076	91,076	67,828
Allowance for credit losses, individually evaluated for impairment	0			21,693				11,619				0		21,693	11,619
Allowance for credit losses, collectively evaluated or impairment	141,826			90,410				79,457				141,826		90,410	79,457
Provision for loan losses	49,093	(19,632)	262		(2,812)	13,631	148,497							151,721	23,248
Loans charged off	0	0	0		0	(130,694)	(77,858)							(130,694)	0
Recoveries of loans charged off	0	0	0		0	0	0							0	0
Allowance for credit losses, balance	141,826	92,733	112,365	112,103	119,698	122,510	239,573	91,076				141,826	119,698	112,103	91,076
Loans receivables:
Loans receivables, balance	11,656,190			10,897,307				12,885,352				11,656,190		10,897,307	12,885,352
Loans receivables, individually evaluated for impairment	164,542			134,193				661,171				164,542		134,193	661,171
Loans receivables, collectively evaluated for impairment	11,491,648			10,763,114				12,224,181				11,491,648		10,763,114	12,224,181
Consumer [Member]
Allowance for credit losses:
Allowance for credit losses, balance	99,890	102,334	102,583		123,213	131,570	187,352				192,457	102,583	187,352	187,352	192,457
Allowance for credit losses, individually evaluated for impairment	0			0				77,858				0		0	77,858
Allowance for credit losses, collectively evaluated or impairment	110,068			102,583				109,494				110,068		102,583	109,494
Provision for loan losses	10,178	(2,444)	50,606		(9,942)	(8,357)	22,076							(6,911)	(5,105)
Loans charged off	0	0	(50,855)		0	0	(6,001)							(77,858)	0
Recoveries of loans charged off	0	0	0		0	0	0							0	0
Allowance for credit losses, balance	110,068	99,890	102,334	102,583	113,271	123,213	131,570	187,352				110,068	113,271	102,583	187,352
Loans receivables:
Loans receivables, balance	9,847,383			9,643,385				12,219,640				9,847,383		9,643,385	12,219,640
Loans receivables, individually evaluated for impairment	0			54,904				77,858				0		54,904	77,858
Loans receivables, collectively evaluated for impairment	9,847,383			9,588,481				12,141,782				9,847,383		9,588,481	12,141,782
Other [Member]
Allowance for credit losses:
Allowance for credit losses, balance	2,104	2,059	2,271		2,798	3,179	2,377				1,910	2,271	2,377	2,377	1,910
Allowance for credit losses, individually evaluated for impairment	0			0				0				0		0	0
Allowance for credit losses, collectively evaluated or impairment	2,051			2,271				2,377				2,051		2,271	2,377
Provision for loan losses	(53)	45	(212)		(27)	(381)	6,803							5,895	467
Loans charged off	0	0	0		0	0	0							(6,001)	0
Recoveries of loans charged off	0	0	0		0	0	0								0
Allowance for credit losses, balance	2,051	2,104	2,059	2,271	2,771	2,798	3,179	2,377				2,051	2,771	2,271	2,377
Loans receivables:
Loans receivables, balance	170,940			189,279				255,556				170,940		189,279	255,556
Loans receivables, individually evaluated for impairment	0			0				0				0		0	0
Loans receivables, collectively evaluated for impairment	170,940			189,279				255,556				170,940		189,279	255,556
Unallocated Financing Receivables [Member]
Allowance for credit losses:
Allowance for credit losses, balance	495,161	658,119	288,315		0	608,185	544,550				297,498	288,315	544,550	544,550	297,498
Allowance for credit losses, individually evaluated for impairment	0			0				0				0		0	0
Allowance for credit losses, collectively evaluated or impairment	589,686			288,315				544,550				589,686		288,315	544,550
Provision for loan losses	94,525	(162,958)	369,804		82,161	(608,185)	63,635							(256,235)	247,052
Loans charged off	0	0	0		0	0	0							0	0
Recoveries of loans charged off	0	0	0		0	0	0							0	0
Allowance for credit losses, balance	589,686	495,161	658,119	288,315	82,161	0	608,185	544,550				589,686	82,161	288,315	544,550
Loans receivables:
Loans receivables, balance	0			0				0				0		0	0
Loans receivables, individually evaluated for impairment	0			0				0				0		0	0
Loans receivables, collectively evaluated for impairment	0			0				0				0		0	0
Loan Cost [Member]
Allowance for credit losses:
Allowance for credit losses, balance							0				0		0	0	0
Allowance for credit losses, individually evaluated for impairment	0			0				0				0		0	0
Allowance for credit losses, collectively evaluated or impairment	0			0				0				0		0	0
Provision for loan losses														0	0
Loans charged off														0	0
Recoveries of loans charged off														0	0
Allowance for credit losses, balance	0			0				0				0		0	0
Loans receivables:
Loans receivables, balance	905,897			987,086				1,017,959				905,897		987,086	1,017,959
Loans receivables, individually evaluated for impairment	0			0				0				0		0	0
Loans receivables, collectively evaluated for impairment	$ 905,897			$ 987,086				$ 1,017,959				$ 905,897		$ 987,086	$ 1,017,959